Schedule of Investments (unaudited)	iShares® Evolved U.S. Healthcare Staples ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 1.7%
Amgen Inc.	365	$85,114
Bio-Rad Laboratories Inc., Class A(a)	190	97,291
Guardant Health Inc.(a)	892	55,036
Illumina Inc.(a)	1,215	360,430
Myriad Genetics Inc.(a)	874	17,917
NeoGenomics Inc.(a)	1,404	13,268
Veracyte Inc.(a)	665	13,613
		642,669
Commercial Services — 0.4%
AMN Healthcare Services Inc.(a)	476	46,529
Bright Horizons Family Solutions Inc.(a)	304	34,729
Grand Canyon Education Inc.(a)	287	27,543
Progyny Inc.(a)	498	19,148
R1 RCM Inc.(a)	928	20,899
Strategic Education Inc.	95	6,137
		154,985
Computers — 0.1%
Maximus Inc.	403	29,371

Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The)	228	36,605

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	341	43,887

Electronics — 0.9%
Agilent Technologies Inc.	2,112	251,898
Fortive Corp.	1,758	101,085
OSI Systems Inc.(a)	81	6,407
		359,390
Environmental Control — 0.0%
Stericycle Inc.(a)	265	13,300

Food Service — 0.0%
Healthcare Services Group Inc.	683	11,673

Health Care - Products — 43.0%
10X Genomics Inc., Class A(a)	248	11,844
Abbott Laboratories	25,993	2,950,206
ABIOMED Inc.(a)	589	168,796
Adaptive Biotechnologies Corp.(a)	552	4,554
Align Technology Inc.(a)	402	116,544
AngioDynamics Inc.(a)	456	9,599
AtriCure Inc.(a)	456	23,680
Avanos Medical Inc.(a)	380	11,081
Avantor Inc.(a)	1,395	44,473
Axogen Inc.(a)	209	1,513
Baxter International Inc.	3,572	253,826
Bio-Techne Corp.	321	121,880
Boston Scientific Corp.(a)	19,857	836,178
Bruker Corp.	722	41,508
Cardiovascular Systems Inc.(a)(b)	399	7,461
CareDx Inc.(a)	515	15,677
Cooper Companies Inc. (The)	627	226,372
Cutera Inc.(a)	133	7,223
Danaher Corp.	6,635	1,666,248
DENTSPLY SIRONA Inc.	1,595	63,784
Edwards Lifesciences Corp.(a)	8,721	922,507
Envista Holdings Corp.(a)	1,080	42,790

Security	Shares	Value

Health Care - Products (continued)
Exact Sciences Corp.(a)	1,885	$103,769
Glaukos Corp.(a)	266	12,579
Globus Medical Inc., Class A(a)(b)	1,121	74,233
Haemonetics Corp.(a)	456	23,106
Henry Schein Inc.(a)	1,364	110,620
Hologic Inc.(a)	2,828	203,588
ICU Medical Inc.(a)	190	40,658
IDEXX Laboratories Inc.(a)	757	325,873
Inari Medical Inc.(a)	344	27,761
Inspire Medical Systems Inc.(a)(b)	344	70,781
Insulet Corp.(a)	912	217,959
Integer Holdings Corp.(a)	285	21,423
Integra LifeSciences Holdings Corp.(a)	798	48,806
Intersect ENT Inc.(a)	209	5,720
Intuitive Surgical Inc.(a)	5,219	1,248,907
iRhythm Technologies Inc.(a)	358	44,166
LeMaitre Vascular Inc.	209	9,031
LivaNova PLC(a)	566	43,390
Masimo Corp.(a)	703	79,418
Medtronic PLC	18,528	1,933,582
Merit Medical Systems Inc.(a)	646	40,058
NanoString Technologies Inc.(a)	434	8,151
Natera Inc.(a)	987	34,663
Neogen Corp.(a)	342	9,029
Nevro Corp.(a)	304	18,754
Novocure Ltd.(a)	649	49,700
NuVasive Inc.(a)	684	35,185
Omnicell Inc.(a)	379	41,375
OraSure Technologies Inc.(a)	663	4,071
Ortho Clinical Diagnostics Holdings PLC(a)	950	16,730
Orthofix Medical Inc.(a)	227	7,037
Pacific Biosciences of California Inc.(a)	1,350	8,559
Patterson Companies Inc.	762	23,447
Penumbra Inc.(a)	535	92,320
PerkinElmer Inc.	895	131,216
Quanterix Corp.(a)	300	6,657
Quidel Corp.(a)	478	48,096
ResMed Inc.	1,880	375,944
Shockwave Medical Inc.(a)	424	64,079
Silk Road Medical Inc.(a)	341	11,952
STAAR Surgical Co.(a)	512	29,230
STERIS PLC	549	123,003
Stryker Corp.	4,654	1,122,824
Tandem Diabetes Care Inc.(a)	648	62,519
Teleflex Inc.	593	169,373
Thermo Fisher Scientific Inc.	2,633	1,455,838
Waters Corp.(a)	343	103,936
Zimmer Biomet Holdings Inc.	2,265	273,499
Zimvie Inc.(a)	226	5,085
		16,565,444
Health Care - Services — 29.1%
Acadia Healthcare Co. Inc.(a)	946	64,215
Addus HomeCare Corp.(a)	154	12,979
agilon health Inc.(a)(b)	2,006	35,647
Amedisys Inc.(a)	477	60,889
Anthem Inc.	2,691	1,350,694
Centene Corp.(a)	6,857	552,331
Charles River Laboratories International Inc.(a)	171	41,298
Chemed Corp.	134	65,846
Community Health Systems Inc.(a)	1,541	11,819

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Healthcare Staples ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
DaVita Inc.(a)	991	$107,395
Encompass Health Corp.	1,555	107,031
Ensign Group Inc. (The)	325	26,107
Fulgent Genetics Inc.(a)	264	14,488
HCA Healthcare Inc.	3,269	701,364
Humana Inc.	1,522	676,620
ICON PLC(a)(b)	110	24,883
Invitae Corp.(a)	1,975	10,487
IQVIA Holdings Inc.(a)	1,255	273,577
Laboratory Corp. of America Holdings(a)	1,142	274,400
LHC Group Inc.(a)	400	66,340
MEDNAX Inc.(a)	1,275	23,613
Medpace Holdings Inc.(a)	135	18,032
ModivCare Inc.(a)	134	13,932
Molina Healthcare Inc.(a)	562	176,159
Oak Street Health Inc.(a)	1,541	27,877
OPKO Health Inc.(a)	3,823	10,322
Quest Diagnostics Inc.	1,618	216,553
Select Medical Holdings Corp.	1,672	37,804
Surgery Partners Inc.(a)	475	24,301
Syneos Health Inc., Class A(a)	228	16,665
Teladoc Health Inc.(a)	1,507	50,876
Tenet Healthcare Corp.(a)	1,387	100,571
U.S. Physical Therapy Inc.	228	23,660
UnitedHealth Group Inc.	11,613	5,905,791
Universal Health Services Inc., Class B	949	116,281
		11,240,847
Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	1,081	105,462

Machinery — 0.1%
Enovis Corp.(a)(b)	208	13,493
Esab Corp.(a)	208	9,776
		23,269
Pharmaceuticals — 20.9%
AbbVie Inc.	8,434	1,238,786
AdaptHealth Corp.(a)	753	9,533
AmerisourceBergen Corp.	1,296	196,072
Bausch Health Companies Inc.(a)	1,062	20,189
Becton Dickinson and Co.	3,753	927,704
Cardinal Health Inc.	3,002	174,266
Cigna Corp.	2,908	717,636
Covetrus Inc.(a)	650	8,970
CVS Health Corp.	13,323	1,280,740
Dexcom Inc.(a)	1,234	504,188
Eli Lilly & Co.	231	67,482
Embecta Corp.(a)	750	22,822
Johnson & Johnson	10,319	1,862,167
McKesson Corp.	1,346	416,735
Merck & Co. Inc.	721	63,945
Option Care Health Inc.(a)	1,008	30,119
Owens & Minor Inc.	648	22,998
Perrigo Co. PLC	282	9,673
Pfizer Inc.	8,589	421,462

Security	Shares	Value

Pharmaceuticals (continued)
Premier Inc., Class A	1,404	$50,839
Zoetis Inc.	149	26,410
		8,072,736
Real Estate Investment Trusts — 1.2%
Healthpeak Properties Inc.	1,461	47,935
Medical Properties Trust Inc.	4,389	80,714
National Health Investors Inc.	250	12,883
Omega Healthcare Investors Inc.	986	25,123
Physicians Realty Trust	1,558	26,704
Sabra Health Care REIT Inc.	1,520	17,754
Ventas Inc.	2,419	134,375
Welltower Inc.	1,338	121,504
		466,992
Retail — 0.5%
National Vision Holdings Inc.(a)	362	13,630
Walgreens Boots Alliance Inc.	4,068	172,483
		186,113
Software — 1.0%
Allscripts Healthcare Solutions Inc.(a)	1,324	27,354
Apollo Medical Holdings Inc.(a)	445	16,233
Cerner Corp.	2,601	243,558
Change Healthcare Inc.(a)	1,877	44,222
Evolent Health Inc., Class A(a)	984	27,080
Outset Medical Inc.(a)	498	17,370
Phreesia Inc.(a)	270	6,178
Tabula Rasa HealthCare Inc.(a)	190	640
		382,635
Total Common Stocks — 99.4%
(Cost: $33,514,330)		38,335,378

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	233,511	233,511
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	196,000	196,000
		429,511
Total Short-Term Investments — 1.1%
(Cost: $429,511)		429,511

Total Investments in Securities — 100.5%
(Cost: $33,943,841)		38,764,889

Other Assets, Less Liabilities — (0.5)%		(200,645)

Net Assets — 100.0%		$38,564,244

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Healthcare Staples ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$175,635	$58,052	(a)	$—		$(174)	$(2)	$233,511	233,511	$172	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,006,000	—		(810,000	)(a)	—	—	196,000	196,000	120		—
						$(174)	$(2)	$429,511		$292		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$38,335,378	$—	$—	$38,335,378
Money Market Funds	429,511	—	—	429,511
	$38,764,889	$—	$—	$38,764,889

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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